Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related party transactions
5.	Related party transactions

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2023 and December 31, 2022, and for the six months ended June 30, 2023 and 2022

Name of related parties	Relationship with the Company
Fujian Bafang	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”)	A company controlled by Yongteng Liu, who is the brother of Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”)	A company under the control of a shareholder
Yongteng Liu	CEO’s brother

i)	Significant transactions with related parties were as follows:

	Six Months Ended June 30,
	2023	2022

Transportation services to Fujian Bafang	$-	$18
Total	$-	18

	Six Months Ended June 30,
	2023	2022

Transportation services from Fujian Bafang	$472	$431
Lease services from Fuzhou Tianyu	$109	$152

ii)	Guarantees

The Company’s shareholder, CEO and Chairman, Yongxu Liu, his spouse, Xiying Yang, and his brother, Yongteng Liu, were the guarantors of the Company’s short-term bank loans (See Note 7).

iii)	Significant balances with related parties were as follows:

	As of June 30, 2023	As of December 31, 2022

Due from related parties
Fuzhou Tianyu	$41	$42
Total	$41	$42

	As of June 30, 2023	As of December 31, 2022

Due to related parties
Fujian Bafang (a)	$1,416	$1,694
Fuzhou Tianyu	123	84
Fuzhou Tianyu Management	34	36
Yongteng Liu	-	600
Total	$1,573	$2,414

(a)	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.